3. Fair Value Measurements (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Liability - Common Stock Purchase Warrants:
Debentures			$ 0
Series B Preferred Stock	$ 0		794,633
Promissory Notes	2,189	$ 2,189	225,897
Series D Preferred Stock	1,707,634	2,904,849	3,325,449
Series C Preferred Stock	0	633,046	6,305,260
Qualified Purchaser derivative features	599,228
Total	2,309,271	3,540,084	10,651,239
Level 1
Derivative Liability - Common Stock Purchase Warrants:
Series B Preferred Stock	0
Promissory Notes	0	0
Series D Preferred Stock	0	0
Series C Preferred Stock	0	0
Qualified Purchaser derivative features	0
Total	0	0
Level 2
Derivative Liability - Common Stock Purchase Warrants:
Debentures			0
Series B Preferred Stock	0		794,633
Promissory Notes	2,409	2,189	225,897
Series D Preferred Stock	1,707,634	2,904,849	3,325,449
Series C Preferred Stock	0	0	0
Qualified Purchaser derivative features	0
Total	1,710,043	2,907,038	4,345,979
Level 3
Derivative Liability - Common Stock Purchase Warrants:
Debentures			0
Series B Preferred Stock	0		0
Promissory Notes	0	0	0
Series D Preferred Stock	0	0	0
Series C Preferred Stock	0	633,046	6,305,260
Qualified Purchaser derivative features	599,228
Total	$ 599,228	$ 633,046	$ 6,305,260